U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold Pursuant to Rule 24f-2

1		Name and Address of Issuer:
		Principal Life Insurance Company Variable Life Separate Account
		The Principal Financial Group
		Des Moines, IA 50392-2080

2		The name of each series or class of securities for which this Form is filed (If the Form is being filed
		for all series and classes of securities of the issues, check the box but do not list series or classes):
		X

3		Investment Company Act File Number:	811-05118
		Securities Act File Number:	33-13481, 333-00101, 333-71521, 333-65690
			333-100838, 333-115269, 333-146896, 333-89446,
			333-149363, 333-81714, 333-149215
4	a	Last day of fiscal year for which this notice if filed:
		December 31, 2016

4	b	Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
		issuer's fiscal year). (See Instruction A.2)
		N/A
		Note: If the Form is being filed late, interest must be paid on the registration fee due.

4	c	Check box if this is the last time the issuer will be filing this Form.
		N/A

5		Calculation of registration fee:
		(i)	Aggregate sale price of securities sold during the	33-13481	$4,954,730
		fiscal year in reliance on rule 24f-2:		333-00101	107,126,322
				333-71521	10,641,828
				333-65690	42,696,071
				333-100838	33,460,848
				333-115269	43,599,036
				333-146896	37,117,080
				333-89446	63,240,075
				333-149363	20,446,165
				333-81714	505,775,334
				333-149215	578,692,204
					1,447,749,693

		(ii) Aggregate price of shares redeemed	33-13481	$3,424,787
		or repurchased during the fiscal year:	333-00101	70,497,997
			333-71521	6,695,970
			333-65690	36,422,876
			333-100838	25,788,438
			333-115269	37,110,752
			333-146896	19,181,458
			333-89446	43,074,480
			333-149363	13,181,787
			333-81714	406,404,990
			333-149215	341,199,715
				1,002,983,250

	(iii)	Aggregate price of shares redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees
		payable to the Commission:	0

	(iv)	Total available redemption credits
		[Add items 5(ii) and 5(iii)]:			1,002,983,250

	(v)	Net Sales - If Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$444,766,443

	(vi)	Redemption credits available for use in future years
		-- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]"	N/A

	(vii)	Multiplier for determining registration fee (See
		Instruction c.9):			0.0001159

	(viii)	Registration fee due [Multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			$51,548.43

6	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were
	registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective
	date of rescission of rule 24e-2], then report the amount of securities (number of shares or
	other units) deducted here: ____________. If there is a number of shares or other units that
	were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which
	this form is filed that are available for use by the issuer in future fiscal years, then state the
	number here: ____________.

7	Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):
				+	0

8	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

					$51,548.43

9	Date the registration fee and any interest payment was sent to the Commission's
	lockbox depository:

	03/29/2017	$44,787.98
	03/30/2017	$6,760.45

	Method of Delivery:
	X	Wire Transfer
	N/A	Mail or other means

THE 24F-2 FEE IS PAID BY 033-13481.

Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Life Insurance Company Variable Life Separate Account

/s/ Clint Woods
By
Clint Woods
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate Secretary

Date:	30th day of March, 2017